Becker Value Equity Fund
Schedule of Investments
July 31, 2024 (Unaudited)

COMMON STOCKS - 97.8%	Shares	Value
Communication Services - 6.5%
Alphabet, Inc. - Class A	10,015	$1,717,973
Verizon Communications, Inc.	55,195	2,236,502
Walt Disney Co.	18,415	1,725,301
Warner Bros Discovery, Inc. (a)	66,535	575,528
		6,255,304

Consumer Discretionary - 6.2%
Amazon.com, Inc. (a)	9,685	1,810,901
AutoZone, Inc. (a)	550	1,723,529
Home Depot, Inc.	2,604	958,689
NIKE, Inc. - Class B	19,630	1,469,502
		5,962,621

Consumer Staples - 9.1%
Diageo PLC - ADR	9,350	1,166,412
Dollar Tree, Inc. (a)	10,930	1,140,436
Grocery Outlet Holding Corp. (a)	67,460	1,319,518
Procter & Gamble Co.	8,510	1,368,068
Sysco Corp.	31,410	2,407,576
Walmart, Inc.	20,109	1,380,282
		8,782,292

Energy - 7.0%
Chevron Corp.	11,842	1,900,286
Exxon Mobil Corp.	17,280	2,049,235
Kinder Morgan, Inc.	78,780	1,664,621
Shell PLC - ADR	15,346	1,123,634
		6,737,776

Financials - 19.8%
Berkshire Hathaway, Inc. - Class B (a)	7,520	3,297,520
BlackRock, Inc.	3,680	3,225,520
Charles Schwab Corp.	35,730	2,329,239
Chubb Ltd.	9,310	2,566,395
Goldman Sachs Group, Inc.	5,150	2,621,504
JPMorgan Chase & Co.	15,265	3,248,392
PayPal Holdings, Inc. (a)	27,010	1,776,718
		19,065,288

Health Care - 14.5%
Baxter International, Inc.	26,430	946,723
Johnson & Johnson	12,875	2,032,319
Koninklijke Philips NV (a)	52,619	1,482,803
McKesson Corp.	3,370	2,079,357
Merck & Co., Inc.	10,945	1,238,208
Molina Healthcare, Inc. (a)	3,885	1,325,834
Pfizer, Inc.	45,925	1,402,550
Quest Diagnostics, Inc.	7,287	1,036,940
Sanofi SA - ADR	47,110	2,440,769
		13,985,503

Industrials - 10.7%
Carrier Global Corp.	38,685	2,634,835
Eaton Corp. PLC	5,925	1,805,881
Embraer SA - ADR (a)	43,710	1,357,632
General Dynamics Corp.	5,710	1,705,634
RTX Corp.	23,381	2,747,034
		10,251,016

Information Technology - 12.4%
Adobe, Inc. (a)	1,900	1,048,135
Apple, Inc.	7,965	1,768,867
Cisco Systems, Inc.	54,045	2,618,481
Intel Corp.	30,315	931,883
Microsoft Corp.	4,480	1,874,208
QUALCOMM, Inc.	11,035	1,996,783
Salesforce, Inc.	6,495	1,680,906
		11,919,263

Materials - 6.7%
Air Products and Chemicals, Inc.	8,275	2,183,359
Methanex Corp.	32,785	1,593,023
Newmont Corp.	54,805	2,689,281
		6,465,663

Utilities - 4.9%
FirstEnergy Corp.	51,475	2,157,317
Southern Co.	30,620	2,557,383
		4,714,700
TOTAL COMMON STOCKS (Cost $62,219,357)		94,139,426

SHORT-TERM INVESTMENTS - 2.1%
Money Market Funds - 2.1%	Shares
First American Treasury Obligations Fund - Class X, 5.18% (b)	1,979,052	1,979,052
TOTAL SHORT-TERM INVESTMENTS (Cost $1,979,052)		1,979,052

TOTAL INVESTMENTS - 99.9% (Cost $64,198,409)		96,118,478
Other Assets in Excess of Liabilities - 0.1%		80,161
TOTAL NET ASSETS - 100.0%		$96,198,639

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of July 31, 2024.

Summary of Fair Value Disclosure as of July 31, 2024 (Unaudited)

Becker Value Equity Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$94,139,426	$–	$–	$94,139,426
Money Market Funds	1,979,052	–	–	1,979,052
Total Investments	$96,118,478	$–	$–	$96,118,478

Refer to the Schedule of Investments for further disaggregation of investment categories.